Share based payment - Schedule of Movement of Options Outstanding under the share based payment schemes (Detail) - shares shares in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Outstanding at the beginning of the year	51	36	30
Granted during the year	7	16	6
Lapsed during the year	1	1
Exercised/ lapsed during the year			0
Outstanding at the end of the year	57	51	36
Exercisable at the end of the year	40	25
Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Outstanding at the beginning of the year	11	11	12
Exercised/ lapsed during the year	0	0	1
Outstanding at the end of the year	11	11	11
Exercisable at the end of the year	11	11